Financial Instruments - Summary of Financial Assets Measured at Level 3 Fair Value (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning Balance	$ 667,392,735
Net increase (decrease) in trade receivables	(14,331,791)	$ (437,078)	$ 15,868,810	$ 754,156
Ending Balance	741,060,069	22,600,186	667,392,735
Available-for-sale [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	9,906,607	302,123	9,565,566	10,311,050
Recognized in profit or loss	(343,820)	(10,486)	(83,352)	100,739
Recognized in other comprehensive income (Included in unrealized losses on financial assets at FVTOCI)	(26,543)	(810)	199,107	(383,608)
Recognized in other comprehensive income (Effects of foreign currency exchange)	476,406	14,529	6,658	200,973
Net increase (decrease) in trade receivables	2,062,310	62,894	6,012,850	3,655,963
Trade receivables factored	(1,167,287)	(35,599)	(5,778,078)	(4,345,711)
Transfers to Level 1	(53,360)	(1,627)
Purchases	12,691,798	387,063	883,774	372,341
Disposals	(324,813)	(9,905)	(870,346)	(346,181)
Ending Balance	23,221,298	708,182	9,906,607	9,565,566
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | Disposal of subsidiaries [member]
Disclosure of fair value measurement of assets [line items]
Disposals			(29,572)
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL equity instrument [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	2,543,975	77,584	2,666,264	2,300,899
Recognized in profit or loss	(352,120)	(10,739)	(83,239)	100,134
Recognized in other comprehensive income (Effects of foreign currency exchange)	137,556	4,195	5,053	195,415
Purchases	177,813	5,423	637,767	338,016
Disposals	(140,358)	(4,280)	(681,870)	(268,200)
Ending Balance	2,366,866	72,183	2,543,975	2,666,264
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL debt instrument [member]
Disclosure of fair value measurement of assets [line items]
Recognized in profit or loss				605
Net increase (decrease) in trade receivables	1,167,287	35,599	5,778,078	4,330,075
Trade receivables factored	(1,167,287)	(35,599)	(5,778,078)	(4,330,075)
Purchases				14,325
Disposals				(14,930)
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL hybrid instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	61,410	1,873
Recognized in profit or loss	8,300	253	(113)
Recognized in other comprehensive income (Effects of foreign currency exchange)	2,270	69
Purchases	363,225	11,077	61,523
Ending Balance	435,205	13,272	61,410
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	620,831	18,933	436,876	841,231
Recognized in other comprehensive income (Included in unrealized losses on financial assets at FVTOCI)	(9,397)	(287)	215,914	(366,862)
Recognized in other comprehensive income (Effects of foreign currency exchange)	336,580	10,265	1,605	5,558
Transfers to Level 1	(53,360)	(1,627)
Purchases	12,150,760	370,563	184,484	20,000
Disposals	(184,455)	(5,625)	(188,476)	(63,051)
Ending Balance	12,860,959	392,222	620,831	436,876
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI equity instruments [member] | Disposal of subsidiaries [member]
Disclosure of fair value measurement of assets [line items]
Disposals			(29,572)
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI debt instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	6,680,391	203,733	6,462,426	7,168,920
Recognized in other comprehensive income (Included in unrealized losses on financial assets at FVTOCI)	(17,146)	(523)	(16,807)	(16,746)
Net increase (decrease) in trade receivables	895,023	27,295	234,772	(674,112)
Trade receivables factored				(15,636)
Ending Balance	$ 7,558,268	$ 230,505	$ 6,680,391	$ 6,462,426